Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of March 31,
	2021	2022
	$	$
At cost:
Machinery and equipment	11,738	11,707
Furniture and fixtures	91	89
Leasehold improvements	1,114	1,086
Motor vehicles	167	168

Total	13,110	13,050
Less: Accumulated depreciation and impairment	(12,277)	(12,407)

Property, plant and equipment, net	833	643